                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Post-Effective Amendment No.        12       (File No. 33-62407)        [X]
                                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             13       (File No. 811-07355)            [X]
                                 ------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN                         55474

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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474

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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
 / / immediately upon filing pursuant to paragraph (b) of Rule 485

 /X/ on May 1, 2006 pursuant to paragraph (b) of Rule 485

 / / 60 days after filing pursuant to paragraph (a)(i) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006


IDS LIFE

FLEXIBLE PORTFOLIO ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)


            70100 Ameriprise Financial Center

            Minneapolis, MN 55474
            Telephone: (800) 862-7919

            ameriprise.com/variableannuities


            IDS LIFE VARIABLE ACCOUNT 10

NEW FLEXIBLE PORTFOLIO ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  AIM Variable Insurance Funds

-  American Century Variable Portfolios, Inc.


-  Credit Suisse Trust

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 1


-  Putnam Variable Trust - Class IA Shares

-  RiverSource(SM) Variable Portfolio Funds
   (previously American Express(R) Variable Portfolio Funds)

Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when owning and surrendering money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your sales representative about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus).


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1 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TABLE OF CONTENTS



KEY TERMS                                              3
THE CONTRACT IN BRIEF                                  4
EXPENSE SUMMARY                                        5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)            8
FINANCIAL STATEMENTS                                   9
THE VARIABLE ACCOUNT AND THE FUNDS                    10
THE FIXED ACCOUNT                                     14
BUYING YOUR CONTRACT                                  14
CHARGES                                               15
VALUING YOUR INVESTMENT                               17
MAKING THE MOST OF YOUR CONTRACT                      18
SURRENDERS                                            22
TSA -- SPECIAL PROVISIONS                             23
CHANGING OWNERSHIP                                    23
BENEFITS IN CASE OF DEATH                             24
THE ANNUITY PAYOUT PERIOD                             25
TAXES                                                 26
VOTING RIGHTS                                         29
SUBSTITUTION OF INVESTMENTS                           29
ABOUT THE SERVICE PROVIDERS                           30
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                 31



CORPORATE CONSOLIDATION

Later this year, two of IDS Life's subsidiaries, American Enterprise Life Insurance Company and American Partners Life Insurance Company, plan to merge into IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code


-  Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


-  Plans under Section 401(k) of the Code


-  Custodial and investment only plans under Section 401(a) of the Code


-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-  Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason,

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3 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 14)


PURCHASE PAYMENTS:
MINIMUM ALLOWABLE PURCHASE PAYMENTS:
   If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

   If paying by any other method:
      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:
      $100,000 for issue ages through 85
      $50,000 for issue ages 86 to 90


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 19)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 22)


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4 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 23)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 23)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 25)

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 26)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payments surrendered)

                   CONTRACT YEAR          SURRENDER CHARGE PERCENTAGE
                       1-3                               7%

                         4                               6

                         5                               5

                         6                               4

                         7                               3

                         8                               2

                         Thereafter                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" p. 16 and "The Annuity Payout Period -- Annuity Payout Plans" p. 25.)


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
                                                                           $  30
(We will waive this fee when your contract value is $25,000 or more on the contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                              1.25%

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5 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                        MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements           0.61%     1.53%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                            GROSS TOTAL
                                                                         MANAGEMENT  12b-1       OTHER        ANNUAL
                                                                            FEES      FEES      EXPENSES     EXPENSES
AIM V.I. Core Equity Fund, Series I Shares                                  0.60%      --%        0.27%        0.87%(1),(2)
American Century VP Value, Class I                                          0.93       --           --         0.93(3)
Credit Suisse Trust - Small Cap Growth Portfolio                            0.90       --         0.24         1.14(3)
FTVIPT Templeton Developing Markets Securities Fund - Class 1               1.24       --         0.29         1.53(3)
Putnam VT New Opportunities Fund - Class IA Shares                          0.61       --         0.05         0.66(3)
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.54     0.13         0.14         0.81(4),(5),(6)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.33     0.13         0.15         0.61(4),(5)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.47     0.13         0.17         0.77(4),(5)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.71     0.13         0.20         1.04(4),(5)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.59     0.13         0.16         0.88(4),(5)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.72     0.13         0.20         1.05(4),(5),(6)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.56     0.13         0.14         0.83(4),(5),(6)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.63     0.13         0.17         0.93(4),(5),(6),(7)



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total operating expenses of Series I shares to 1.30% of average daily nets assets. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund, Series I Shares has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total operating expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total operating expenses to exceed the limit stated above:
     (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Core Equity Fund, Series I Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.
(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.


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6 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

(5) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(6) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund.
(7) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
             IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
        AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
        1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
        $990.18  $1,588.93  $2,013.06   $3,191.67       $290.18   $888.93   $1,513.06   $3,191.67



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs maybe higher or lower, based on this assumption your costs would be:



                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
             IF YOU SURRENDER YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
        AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
        1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
        $895.88  $1,305.68  $1,540.80   $2,249.78       $195.88   $605.68   $1,040.80   $2,249.78



* In these examples, the $30 contract administrative charge is approximated as a .051% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


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7 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each variable account. The date in which operations commenced in each variable account is noted in parentheses.

We have not provided this information for subaccounts that are not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                           2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (3/5/1996)
Accumulation unit value at beginning
of period                                 $   1.65 $   1.53 $   1.25 $   1.50 $   1.96 $   2.33 $   1.75 $   1.39 $   1.12 $   1.00
Accumulation unit value at end of period  $   1.72 $   1.65 $   1.53 $   1.25 $   1.50 $   1.96 $   2.33 $   1.75 $   1.39 $   1.12
Number of accumulation units outstanding
at end of period (000 omitted)             281,112  351,566  385,662  422,060  491,682  512,650  478,868  345,291  214,549   72,803
AMERICAN CENTURY VP VALUE, CLASS I (5/1/1996)
Accumulation unit value at beginning
of period                                 $   2.27 $   2.01 $   1.58 $   1.83 $   1.64 $   1.41 $   1.44 $   1.39 $   1.11 $   1.00
Accumulation unit value at end of period  $   2.35 $   2.27 $   2.01 $   1.58 $   1.83 $   1.64 $   1.41 $   1.44 $   1.39 $   1.11
Number of accumulation units outstanding
at end of period (000 omitted)             233,792  245,674  228,247  220,369  187,816  149,074  158,507  132,532   75,957   19,657
CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO (3/5/1996)
Accumulation unit value at beginning
of period                                 $   1.40 $   1.28 $   0.87 $   1.33 $   1.61 $   1.99 $   1.19 $   1.24 $   1.09 $   1.00
Accumulation unit value at end of period  $   1.35 $   1.40 $   1.28 $   0.87 $   1.33 $   1.61 $   1.99 $   1.19 $   1.24 $   1.09
Number of accumulation units outstanding
at end of period (000 omitted)             226,170  295,070  313,370  314,849  325,878  329,183  315,150  279,475  183,719   62,743
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 1 (3/5/1996)
Accumulation unit value at beginning
of period                                 $   0.88 $   0.71 $   0.47 $   0.47 $   0.52 $   0.77 $   0.51 $   0.65 $   0.93 $   1.00
Accumulation unit value at end of period  $   1.10 $   0.88 $   0.71 $   0.47 $   0.47 $   0.52 $   0.77 $   0.51 $   0.65 $   0.93
Number of accumulation units outstanding
at end of period (000 omitted)             254,244  274,586  272,504  273,087  292,955  321,420  328,300  306,456  209,358   74,610
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (3/5/1996)
Accumulation unit value at beginning
of period                                 $   1.27 $   1.16 $   0.89 $   1.29 $   1.87 $   2.56 $   1.53 $   1.24 $   1.02 $   1.00
Accumulation unit value at end of period  $   1.38 $   1.27 $   1.16 $   0.89 $   1.29 $   1.87 $   2.56 $   1.53 $   1.24 $   1.02
Number of accumulation units outstanding
at end of period (000 omitted)             206,197  265,044  324,631  378,658  457,099  485,028  453,722  370,336  266,068  119,724
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (3/5/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning
of period                                 $   1.61 $   1.49 $   1.26 $   1.46 $   1.65 $   1.71 $   1.51 $   1.32 $   1.12 $   1.00
Accumulation unit value at end of period  $   1.66 $   1.61 $   1.49 $   1.26 $   1.46 $   1.65 $   1.71 $   1.51 $   1.32 $   1.12
Number of accumulation units outstanding
at end of period (000 omitted)             183,540  209,599  229,325  246,503  284,118  299,517  303,242  241,551  150,987   50,902
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (3/5/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning
of period                                 $   1.21 $   1.22 $   1.23 $   1.23 $   1.20 $   1.15 $   1.11 $   1.07 $   1.03 $   1.00
Accumulation unit value at end of period  $   1.23 $   1.21 $   1.22 $   1.23 $   1.23 $   1.20 $   1.15 $   1.11 $   1.07 $   1.03
Number of accumulation units outstanding
at end of period (000 omitted)              42,071   53,578   79,090  124,469  144,997  120,295  260,559  208,622  150,354  111,372

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.33%
AND 2.35%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/5/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning
of period                                 $   1.40 $   1.36 $   1.31 $   1.26 $   1.19 $   1.14 $   1.13 $   1.13 $   1.05 $   1.00
Accumulation unit value at end of period  $   1.41 $   1.40 $   1.36 $   1.31 $   1.26 $   1.19 $   1.14 $   1.13 $   1.13 $   1.05
Number of accumulation units outstanding
at end of period (000 omitted)             161,182  183,879  225,391  262,173  239,020  201,385  250,109  241,800  146,645   86,467
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning
of period                                 $   1.55 $   1.43 $   1.28 $   1.13 $   1.13 $   1.11 $   1.17 $   1.10 $   1.07 $   1.00
Accumulation unit value at end of period  $   1.46 $   1.55 $   1.43 $   1.28 $   1.13 $   1.13 $   1.11 $   1.17 $   1.10 $   1.07
Number of accumulation units outstanding
at end of period (000 omitted)              63,122   69,347   70,976   70,610   68,070   73,486   86,622   84,640   58,925   21,035


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8 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2005     2004     2003     2002     2001     2000     1999     1998     1997     1996
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of
period                                    $   1.36 $   1.23 $   1.00 $   1.08 $   1.04 $   1.16 $   1.11 $   1.17 $   1.05  $  1.00
Accumulation unit value at end of period  $   1.39 $   1.36 $   1.23 $   1.00 $   1.08 $   1.04 $   1.16 $   1.11 $   1.17  $  1.05
Number of accumulation units outstanding
at end of period (000 omitted)             157,929  198,705  211,533  199,695  215,840  230,447  274,432  257,990  160,046   55,065
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (3/5/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of
period                                    $   1.09 $   0.94 $   0.75 $   0.92 $   1.31 $   1.77 $   1.23 $   1.08 $   1.06  $  1.00
Accumulation unit value at end of period  $   1.23 $   1.09 $   0.94 $   0.75 $   0.92 $   1.31 $   1.77 $   1.23 $   1.08  $  1.06
Number of accumulation units outstanding
at end of period (000 omitted)             186,228  183,739  169,533  183,402  209,472  232,235  207,990  168,173  115,579   52,955
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (3/5/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
period                                    $   1.28 $   1.23 $   0.96 $   1.25 $   1.55 $   1.90 $   1.55 $   1.27 $   1.03  $  1.00
Accumulation unit value at end of period  $   1.35 $   1.28 $   1.23 $   0.96 $   1.25 $   1.55 $   1.90 $   1.55 $   1.27  $  1.03
Number of accumulation units outstanding
at end of period (000 omitted)             136,706  151,774  158,775  161,891  189,700  208,657  209,893  172,451  122,749   72,833

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (5/1/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of
period                                    $   1.61 $   1.58 $   1.28 $   1.66 $   2.02 $   2.25 $   1.73 $   1.36 $   1.11  $  1.00
Accumulation unit value at end of period  $   1.61 $   1.61 $   1.58 $   1.28 $   1.66 $   2.02 $   2.25 $   1.73 $   1.36  $  1.11
Number of accumulation units outstanding
at end of period (000 omitted)             337,810  532,160  626,085  648,995  709,559  721,744  665,149  476,735  295,452   91,977

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND
ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (3/5/1996)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of
period                                    $   1.02 $   0.94 $   0.74 $   1.10 $   1.67 $   2.08 $   1.23 $   1.22 $   1.09  $  1.00
Accumulation unit value at end of period  $   1.10 $   1.02 $   0.94 $   0.74 $   1.10 $   1.67 $   2.08 $   1.23 $   1.22  $  1.09
Number of accumulation units outstanding
at end of period (000 omitted)              94,511  127,244  152,799  161,313  191,920  200,011  168,750  149,271  112,556   56,318

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
ON MARCH 17, 2006.



FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

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9 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited


--------------------------------------------------------------------------------
10 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating sales representatives who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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11 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:



FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                    INVESTMENT ADVISER OR MANAGER
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund,       Growth of capital. Invests normally at least 80%      A I M Advisors, Inc.
Series I Shares                  of its net assets, plus the amount of any
                                 borrowings for investment purposes, in equity
                                 securities, including convertible securities of
                                 established companies that have long-term
                                 above-average growth in earnings and dividends and
                                 growth companies that are believed to have the
                                 potential for above-average growth in earnings and
                                 dividends. The Fund may invest up to 25% of its
                                 total assets in foreign securities.

American Century VP Value,       Capital growth, with income as a secondary            American Century Investment
Class I                          objective. Invests primarily in stocks of             Management, Inc.
                                 companies that management believes to be
                                 undervalued at the time of purchase.

Credit Suisse Trust - Small      Capital growth. Invests in equity securities of       Credit Suisse Asset
Cap Growth Portfolio             small U.S. growth companies which are either          Management, LLC
                                 developing or older companies in a growth stage,
                                 or are providing products or services with a
                                 high-unit volume growth rate.

FTVIPT Templeton Developing      Long-term capital appreciation. The Fund normally     Templeton Asset Management
Markets Securities Fund -        invests at least 80% of its net assets in emerging    Ltd.
Class 1                          market investments and invests primarily to
                                 predominantly in equity securities.

Putnam VT New Opportunities      Seeks long-term capital appreciation. The fund        Putnam Investment Management,
Fund - Class IA Shares           pursues its goal by investing mainly in common        LLC
                                 stocks of U.S. companies, with a focus on growth
                                 stocks.

RiverSource Variable Portfolio   Maximum total investment return through a             RiverSource Investments
- Balanced Fund                  combination of capital growth and current income.
(previously AXP(R) Variable      Invests primarily in a combination of common and
Portfolio - Managed Fund)        preferred stocks, bonds and other debt securities.
                                 Under normal market conditions, at least 50% of
                                 the Fund's total assets are invested in common
                                 stocks and no less than 25% of the Fund's total
                                 assets are invested in debt securities. The Fund
                                 may invest up to 25% of its total assets in
                                 foreign investments.

RiverSource Variable Portfolio   Maximum current income consistent with liquidity      RiverSource Investments
- Cash Management Fund           and stability of principal. Invests primarily in
                                 money market instruments, such as marketable debt
                                 obligations issued by corporations or the U.S.
                                 government or its agencies, bank certificates of
                                 deposit, bankers' acceptances, letters of credit,
                                 and commercial paper, including asset-backed
                                 commercial paper.


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12 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                    INVESTMENT ADVISER OR MANAGER
--------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio   High level of current income while attempting to      RiverSource Investments
- Diversified Bond Fund          conserve the value of the investment and
                                 continuing a high level of income for the longest
                                 period of time. Under normal market conditions,
                                 the Fund invests at least 80% of its net assets in
                                 bonds and other debt securities. At least 50% of
                                 the Fund's net assets will be invested in
                                 securities like those included in the Lehman
                                 Brothers Aggregate Bond Index (Index), which are
                                 investment grade and denominated in U.S. dollars.
                                 The Index includes securities issued by the U.S.
                                 government, corporate bonds, and mortgage-and
                                 asset-backed securities. Although the Fund
                                 emphasizes high- and medium-quality debt
                                 securities, it will assume some credit risk to
                                 achieve higher yield and/or capital appreciation
                                 by buying lower-quality (junk) bonds.

RiverSource Variable Portfolio   High total return through income and growth of        RiverSource Investments
- Global Bond Fund               capital. Non-diversified mutual fund that invests
                                 primarily in debt obligations of U.S. and foreign
                                 issuers (which may include issuers located in
                                 emerging markets). Under normal market conditions,
                                 the Fund invests at least 80% of its net assets in
                                 investment-grade corporate or government debt
                                 obligations including money market instruments of
                                 issuers located in at least three different
                                 countries.

RiverSource Variable Portfolio   High current income, with capital growth as a         RiverSource Investments
- High Yield Bond Fund           secondary objective. Under normal market
                                 conditions, the Fund invests at least 80% of its
                                 net assets in high-yielding, high-risk corporate
                                 bonds (junk bonds) issued by U.S. and foreign
                                 companies and governments.

RiverSource Variable Portfolio   Capital appreciation. Invests primarily in equity     RiverSource Investments,
- International Opportunity      securities of foreign issuers that offer strong       adviser; Threadneedle
Fund                             growth potential. The Fund may invest in developed    International Limited, an
                                 and in emerging markets.                              indirect wholly-owned
                                                                                       subsidiary of Ameriprise
                                                                                       Financial, subadviser.

RiverSource Variable Portfolio   Capital appreciation. Under normal market             RiverSource Investments
- Large Cap Equity Fund          conditions, the Fund invests at least 80% of its
                                 net assets in equity securities of companies with
                                 market capitalization greater than $5 billion at
                                 the time of purchase.

RiverSource Variable Portfolio   Growth of capital. Under normal market conditions,    RiverSource Investments
- Mid Cap Growth Fund            the Fund invests at least 80% of its net assets in
                                 equity securities of mid capitalization companies.
                                 The investment manager defines mid-cap companies
                                 as those whose market capitalization (number of
                                 shares outstanding multiplied by the share price)
                                 falls within the range of the Russell Midcap(R)
                                 Growth Index.


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13 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You could become an owner or annuitant if you were 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum annuity start date ranges from age 85 to 95 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 95 based on the annuitant's age when the contract is issued. See contract for details.) Contract owners of IRAs may also be able to satisfy RMDs using other IRAs and in that case, may delay the annuity payout start date for this contract.

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "TSA -- Special Provisions.")

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14 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:
     $50 per month
     $23.08 biweekly

   If paying by any other method:
     $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) (based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):
     $100,000 through age 85
     $50,000 for ages 86 to 90


(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

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15 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

                                        SURRENDER CHARGE AS A PERCENTAGE OF
                 CONTRACT YEAR             PURCHASE PAYMENTS SURRENDERED
                      1-3                                7%

                      4                                  6

                      5                                  5

                      6                                  4

                      7                                  3

                      8                                  2

                      Thereafter                         0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

       AMOUNT REQUESTED                  $1,000
  ------------------------        OR     ------ = $1,075.27
  1.00 - WITHDRAWAL CHARGE                .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

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16 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

-  surrenders of any contract earnings;

- RMDs from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered;

-  death benefits; and

- surrenders you make if your contract includes a "Waiver of Surrender Charges for Nursing Home Confinement" Annuity Endorsement. To the extent permitted by state law, we included this endorsement if you were under age 76 at contract issue. We will waive surrender charges that normally are assessed upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse (except in New Jersey) are confined to a nursing home and have been for the prior 90 days. (See your endorsement for additional conditions and restrictions on this waiver.)


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.




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17  IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders;

-  surrender charges; and/or

-  deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

-  mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
By investing an equal number                            AMOUNT       ACCUMULATION     OF UNITS
of dollars each month ...               MONTH          INVESTED       UNIT VALUE     PURCHASED

                                         Jan             $100            $20            5.00

                                         Feb              100             18            5.56

you automatically buy                    Mar              100             17            5.88
more units when the
per unit market price is low ... ---->   Apr              100             15            6.67

                                         May              100             16            6.25

                                         Jun              100             18            5.56

                                         Jul              100             17            5.88

and fewer units                          Aug              100             19            5.26
when the per unit
market price is high.            ---->   Sept             100             21            4.76

                                         Oct              100             20            5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


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18 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


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19 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we can not guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.




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20 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


IDS LIFE INSURANCE COMPANY

70100 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance


* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

3 BY PHONE

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:    Contract value or entire account balance
Surrenders:   $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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21 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under your contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.




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22 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.


PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM


You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-  surrender all or part of your contract at any time; and

-  move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

PARTICIPATION IN THE PORTLAND PUBLIC SCHOOLS TSA PROGRAM

We guarantee that your fixed account surrender value will not be less than the purchase payments (less amounts previously surrendered) provided:

-  you allocated all purchase payments only to the fixed account; and

-  you did not transfer money from the fixed account to any subaccount.

If you allocated payments to a subaccount or transferred money from the fixed account to a subaccount, the guarantee does not apply.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

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23 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT TEXAS:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-  contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-  purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-  contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

FOR CONTRACTS ISSUED IN TEXAS:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-  purchase payments minus any surrenders; or

-  contract value.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account.





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24 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.




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25 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.18% and 6.68% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the annuity value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.





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26 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death, or in the event of nonnatural ownership, the death of the annuitant;


-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if the annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan or 457 plan your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


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27 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs, SEPs, SIMPLE IRAs AND SECTION 457 PLANS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death,

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (for TSAs and annuities funding 401(k) plans only);


-  if the payout is a 457 plan distribution; or

-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified annuities.




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28 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:


-  laws or regulations change;

-  the existing funds become unavailable; or


-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:


-  change the funds in which the subaccounts invest; and


-  make additional subaccounts investing in additional funds.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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29 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER


IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc.

IDS Life conducts a conventional life insurance business. It acts as a direct writer of fixed and variable insurance policies and annuities and is licensed in 49 states, the District of Columbia and American Samoa. IDS Life has four wholly-owned subsidiaries, two which serve New York residents and two which serve residents in states other than New York. IDS Life and its subsidiaries offer fixed and variable insurance policies and annuities through individual sales representatives, through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

IDS Life's primary life insurance products include variable life insurance, universal life insurance, traditional whole life insurance and disability income insurance. IDS Life's primary annuity products include variable and fixed deferred and immediate annuities.

We are the sole distributor of the contract which we offer continuously. We pay time-of-sale commissions of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.175% based on annual total contract value for as long as the contract remains in effect.


We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representatives for selling and servicing the contract. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contract owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.


SOURCES OF PAYMENTS TO SALES REPRESENTATIVES


- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");


   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


   - revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including surrender charges; and

   - fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.




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30 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS


The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                                         p. 3

Rating Agencies                                                     p. 4

Revenues Received During Calendar Year 2005                         p. 4

Principal Underwriter                                               p. 5

Independent Registered Public Accounting Firm                       p. 5

Financial Statements


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31 IDS LIFE FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

IDS Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474
(800) 862-7919


S-6161 N (5/06)

Part B for IDS Life Variable Account 10

The combined Statement of Additional Information containing information for RiverSource Retirement Advisor Variable Annuity (SM), RiverSource Retirement Advisor Variable Annuity (SM) - Band 3, RiverSource Retirement Advisor Advantage (SM) Variable Annuity, RiverSource Retirement Advisor Select (SM) Variable Annuity, RiverSource Retirement Advisor Advantage (SM) Variable Annuity - Band 3, RiverSource Retirement Advisor Advantage Plus (SM) Variable Annuity, Riversource Retirement Advisor Select Plus (SM) Variable Annuity and IDS Life Flexible Portfolio Annuity filed in Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         IDS Life Variable Account 10 including:

         Report of Independent Registered Public Accounting Firm dated March 31, 2006.
         Statements of Assets and Liabilities for year ended Dec. 31, 2005. Statements of Operations for year ended Dec. 31, 2005.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2005 and 2004.

         Notes to Financial Statements.

         IDS Life Insurance Company:

         Report of Independent Registered Public Accounting Firm dated February 27, 2006.
         Consolidated Balance Sheets as of Dec. 31, 2005 and 2004. Consolidated Statements of Income for years ended Dec. 31, 2005, 2004 and 2003.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2005, 2004 and 2003.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2005, 2004 and 2003.

         Notes to Consolidated Financial Statements.

(b)      Exhibits:

1. Resolution of the Board of Directors of IDS Life establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as
         Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Deferred Annuity Contract for non-qualified contract (form 31030), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 2 to the Registration Statement No. 33-62407 is incorporated herein by reference.

4.2 Copy of Deferred Annuity Contract for tax qualified (form 31031), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract for IRA (form 31032-IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.1 Copy of Application for IDS Life Variable Annuity (form 34055), filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.2 Copy of Application for IDS Life Variable Annuity (form 34054), is filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407 is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39, File No. 333-79311, is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 and is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

11.      None.

12.      Not applicable.

13.1 IDS Life Insurance Company Power of Attorney to sign Amendments to this Registration Statement dated April 13, 2005, filed electronically as
         Exhibit 13.1 to Post-Effective Amendment No. 10 to Registration Statement No. 33-62407 is incorporated by reference.

13.2 IDS Life Insurance Company Power of Attorney to sign Amendments to this Registration Statement dated July 7, 2004, filed electronically as
         Exhibit 13.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-62407 is incorporated by reference.

13.3 IDS Life Insurance Company Power of Attorney to sign Amendment to this Registration Statement dated Dec. 5, 2005, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contract owners

         As of March 31, 2006, there were 299,248 contract holders of qualified contracts. There were 184,776 owners of non-qualified contracts.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Richard N. Bush                       Senior Vice President - Corporate Tax

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Brian J. McGrane                      Director, Executive Vice President
                                             and Chief Financial Officer

     Thomas W. Murphy                      Vice President - Investments

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Kevin E. Palmer                       Director, Vice President and Chief
                                           Actuary

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel and
                                           Assistant Secretary

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

                      NAME OF         NET UNDERWRITING
                     PRINCIPAL         DISCOUNTS AND      COMPENSATION ON   BROKERAGE
COMPENSATION        UNDERWRITER         COMMISSIONS         REDEMPTION     COMMISSIONS
------------        -----------         -----------         ----------     -----------
None            IDS Life Insurance      $ 96,912,450           None            None
                      Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company

         70100 Ameriprise Financial Center

         Minneapolis, MN

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2006.

                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2006.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive Vice
------------------------------------          President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Brian J. McGrane***                      Director, Executive Vice President
------------------------------------          and Chief Financial Officer
     Brian J. McGrane

/s/  Kevin E. Palmer***                       Director, Vice President and Chief
----------------------------                  Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart


* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically as Exhibit 13.1 to Registrant's Post-Effective
    Amendment No. 10 to Registration Statement No. 33-62407, by:

**  Signed pursuant to Power of Attorney dated July 7, 2004 filed electronically as Exhibit 13.2 to Registrant's Post-Effective
    Amendment No. 10 to Registration Statement No. 33-62407, by:

*** Signed pursuant to Power of Attorney dated Dec. 5, 2005 filed electronically herewith as Exhibit 13.3, by:

/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 12

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B. (incorporated by reference)

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.